CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 10,411,937	$ 7,717,087
Cash segregated under regulatory requirements	13,733,273	6,183,232
Restricted cash	129,055	0
Receivables from:
Broker-dealers and clearing organization	1,722,811	1,739,276
Contract assets	1,291,837	1,200,000
Convertible promissory note	777,102	0
Other receivables	1,607,925	449,877
Prepaid expenses and other current assets	1,094,636	893,051
Total current assets	50,145,672	25,338,318
Property and equipment, net	294,096	123,297
Operating lease right-of-use assets	988,397	467,016
Investment, cost	2,751,938	2,878,575
Equity method investment, net	0	189,932
Other assets	476,634	1,726,837
TOTAL ASSETS	54,656,737	30,723,975
Payables to:
Broker-dealers and clearing organization	11,359,560	7,335,535
Software licensing and related support services, including related party	2,964,575	1,766,092
Bank Overdrafts	1,540,585	0
Accrued expenses and other current liabilities	779,204	748,918
Amounts due to shareholder	$ 41,172	$ 31,682
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities, current	$ 537,890	$ 463,120
Total current liabilities	32,473,620	17,925,671
Operating lease liabilities, non-current	457,803	30,561
TOTAL LIABILITIES	32,931,423	17,956,232
Commitments and Contingencies
Shareholders' equity:
Ordinary shares, unlimited shares authorized; no par value; 48,237,472 shares and 43,206,222 shares issued and outstanding as of March 31, 2026 and 2025, respectively	0	0
Additional paid-in capital	46,053,816	21,817,729
Accumulated deficit	(24,259,483)	(9,107,145)
Accumulated other comprehensive (loss) income	(69,019)	57,159
TOTAL SHAREHOLDERS' EQUITY	21,725,314	12,767,743
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	54,656,737	30,723,975
Nonrelated Party [Member]
Receivables from:
Clients	16,202,439	1,729,408
Contract assets	891,837	0
Payables to:
Clients	15,216,606	6,163,171
Related Party [Member]
Receivables from:
Clients	0	4,826,387
Software licensing and related support services - related party, net	600,000	600,000
Contract assets	400,000	1,200,000
Payables to:
Clients	34,028	1,417,153
Z Navigation Option Hedge Fund S.P. [Member]
Receivables from:
Other receivables	1,160,000
Financial instruments owned, at fair value	$ 2,574,657	$ 0